Related Party Transactions (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012 Jan 26, 09	Dec. 31, 2012 May 08, 09	Dec. 31, 2012 Aug 31, 10
Loan Amount	$ 646,960	$ 96,960	$ 200,000	$ 350,000
Accrued Interest to date	145,999	24,793	40,443	80,763
Total	792,959	121,753	240,443	430,763
Amount Paid	510,000	121,753	240,443	147,804
Outstanding	$ 282,959			$ 282,959